Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
Name of acquiree	ANZ Vietnam
The fair value of the identifiable assets acquired and liabilities assumed	₩ (117,583)
Assets
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	319,724
Cash and due from banks
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	8,151
Property, plant and equipment
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	538
Receivable
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	301,766
Other assets
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	9,269
Liabilities
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	(437,307)
Accounts payable
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	(436,285)
Other liabilities
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	₩ (1,022)